Capital and reserves - Summary of reserves and other equity interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	$ 82,990		$ 90,439		$ 85,568
Profit (loss) for the year	[2]	15,880		(1,357)		8,487
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		754		6,853		(870)
Cash flow hedges and costs of hedging (including reclassifications)		378		774		(210)
Share of items relating to equity-accounted entities, net of tax	[2]	(192)		402		44
Other				(225)		1
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		(1,504)		408		3,099
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		38
Costs of hedges that will subsequently be transferred to the balance sheet		15		(4)		1
Total comprehensive income		15,369	[1]	6,851	[2]	10,552	[2]
Dividends	[1],[3]	(5,234)		(4,659)		(4,627)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(1)		1		(10)
Issued capital, ordinary shares				820
Repurchase of ordinary share capital	[1]	(8,167)		(10,493)		(3,151)
Share-based payments, net of tax	[1]	669		847		632
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1				556
Issue of perpetual hybrid bonds	[1]	175		370		924
Payments on issue of perpetual hybrid bonds	[1]	(591)		(529)		(499)
Transactions involving non-controlling interests, net of tax	[1]	282		(657)		494
Equity outstanding, end of period	[1]	85,493		82,990		90,439		$ 85,568
Rosneft
Items that will not be reclassified to profit or loss
Total comprehensive income						2,706
Share Capital And Capital Reserve [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	47,873		46,871		46,701
Profit (loss) for the year		0		0
Items that will not be reclassified to profit or loss
Issued capital, ordinary shares	[1]			820
Repurchase of ordinary share capital		0		0		0
Share-based payments, net of tax	[1]	140		182		170
Equity outstanding, end of period	[1]	48,013		47,873		46,871		46,701
Issued capital [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		4,795		5,215		5,383
Profit (loss) for the year		0		0
Items that will not be reclassified to profit or loss
Issued capital, ordinary shares				41
Repurchase of ordinary share capital		(316)		(475)		(177)
Share-based payments, net of tax		17		14		9
Equity outstanding, end of period		4,496		4,795		5,215		5,383
Share premium [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		13,692		12,745		12,584
Profit (loss) for the year		0		0
Items that will not be reclassified to profit or loss
Issued capital, ordinary shares				779
Repurchase of ordinary share capital				0
Share-based payments, net of tax		123		168		161
Equity outstanding, end of period		13,815		13,692		12,745		12,584
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		2,180		1,705		1,528
Profit (loss) for the year		0		0
Items that will not be reclassified to profit or loss
Issued capital, ordinary shares				0
Repurchase of ordinary share capital		316		475		177
Share-based payments, net of tax				0
Equity outstanding, end of period		2,496		2,180		1,705		1,528
Merger reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206		27,206		27,206
Profit (loss) for the year		0		0
Items that will not be reclassified to profit or loss
Issued capital, ordinary shares				0
Repurchase of ordinary share capital				0
Share-based payments, net of tax				0
Equity outstanding, end of period		27,206		27,206		27,206		27,206
Treasury shares [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(12,153)		(12,624)		(13,224)
Items that will not be reclassified to profit or loss
Share-based payments, net of tax	[1]	830		471		600
Equity outstanding, end of period	[1]	(11,323)		(12,153)		(12,624)		(13,224)
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(2,643)		(9,572)		(8,719)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		728		6,914		(846)
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	728		6,914		(846)
Payments on issue of perpetual hybrid bonds	[1]	(5)		15		(7)
Equity outstanding, end of period	[1]	(1,920)		(2,643)		(9,572)		(8,719)
Reserve of exchange differences on translation [member] | Rosneft
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)				10,372
Other investments
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		0		0
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		38
Total comprehensive income		38
Equity outstanding, end of period		38		0		0
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(183)		(851)		(708)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		488		671		(134)
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		15		(4)		1
Total comprehensive income		503		667		(133)
Cash flow hedges transferred to the balance sheet, net of tax		(1)		1		(10)
Equity outstanding, end of period		319		(183)		(851)		(708)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(73)		(176)		(100)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		(110)		103		(76)
Items that will not be reclassified to profit or loss
Total comprehensive income		(110)		103		(76)
Equity outstanding, end of period		(183)		(73)		(176)		(100)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(256)		(1,027)		(808)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		378		774		(210)
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		38
Costs of hedges that will subsequently be transferred to the balance sheet		15		(4)		1
Total comprehensive income	[1]	431		770		(209)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(1)		1		(10)
Equity outstanding, end of period	[1]	174		(256)		(1,027)		(808)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] | Rosneft
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)				651
Retained earnings [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	34,732		51,815		47,300
Profit (loss) for the year	[1]	15,239		(2,487)		7,565
Items that may be reclassified subsequently to profit or loss
Share of items relating to equity-accounted entities, net of tax		(192)		402		44
Other				(225)		1
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		(1,504)		408		3,099
Total comprehensive income	[1]	13,543		(1,902)		10,709
Dividends	[1],[3]	(4,831)		(4,365)		(4,316)
Repurchase of ordinary share capital	[1]	(8,167)		(10,493)		(3,151)
Share-based payments, net of tax	[1]	(301)		194		(138)
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1				556
Issue of perpetual hybrid bonds	[1]	(1)		(4)		(26)
Transactions involving non-controlling interests, net of tax	[1]	363		(513)		881
Equity outstanding, end of period	[1]	35,339		34,732		51,815		47,300
Equity attributable to owners of parent [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	67,553		75,463		71,250
Profit (loss) for the year	[1]	15,239		(2,487)		7,565
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		728		6,914		(846)
Cash flow hedges and costs of hedging (including reclassifications)		378		774		(210)
Share of items relating to equity-accounted entities, net of tax		(192)		402		44
Other				(225)		1
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		(1,504)		408		3,099
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		38
Costs of hedges that will subsequently be transferred to the balance sheet		15		(4)		1
Total comprehensive income	[1]	14,702		5,782		9,654
Dividends	[1],[3]	(4,831)		(4,365)		(4,316)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(1)		1		(10)
Issued capital, ordinary shares	[1]			820
Repurchase of ordinary share capital	[1]	(8,167)		(10,493)		(3,151)
Share-based payments, net of tax	[1]	669		847		632
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1				556
Issue of perpetual hybrid bonds	[1]	(1)		(4)		(26)
Payments on issue of perpetual hybrid bonds	[1]	(5)		15		(7)
Transactions involving non-controlling interests, net of tax	[1]	363		(513)		881
Equity outstanding, end of period	[1]	70,283		67,553		75,463		71,250
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	13,390		13,041		12,076
Profit (loss) for the year	[1]	586		519		507
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	586		519		507
Issue of perpetual hybrid bonds		176	[1]	374	[1]	950	[1]	11,900
Payments on issue of perpetual hybrid bonds	[1]	(586)		(544)		(492)
Equity outstanding, end of period	[1]	13,566		13,390		13,041		12,076
Non-controlling interests, other interest [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	2,047		1,935		2,242
Profit (loss) for the year	[1]	55		611		415
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		26		(61)		(24)
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	81		550		391
Dividends	[1],[3]	(403)		(294)		(311)
Transactions involving non-controlling interests, net of tax	[1]	(81)		(144)		(387)
Equity outstanding, end of period	[1]	$ 1,644		$ 2,047		$ 1,935		$ 2,242

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.
[3]	See Note 10 for further information.